JPMORGAN TRUST I

J.P. MORGAN INCOME FUNDS
JPMorgan Inflation Managed Bond Fund
(Class A Shares)

Supplement dated May 21, 2010 to the Prospectus dated
March 12, 2010, as supplemented

Contingent Deferred Sales Charge (“CDSC”) Changes.    Effective for purchases beginning July 1, 2010, the CDSC period applicable to Class A Shares of the JPMorgan Inflation Managed Bond Fund will be reduced from 24 to 18 months and a shareholder will be charged the equivalent of 0.75% of the purchase price of the Fund if the shareholder redeems any or all of their shares during this period. The footnote marked with the double asterisk (**) under the table “Total Sales Charge for Fund” in the section titled “How to Do Business with the Fund — Sales Charges — Class A Shares” on page 16 of the Prospectus is hereby replaced with the following:

**  If you purchase $1 million or more of Class A Shares of the Fund prior to 7/1/10 and were not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase or 0.35% if you redeem any or all of the Class A Shares of the Fund between 12 and 24 months after purchase. If you purchase $1 million or more of Class A Shares of the Fund on or after 7/1/10 and were not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 18 months after purchase. These charges apply to all your purchases. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 0.75% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-CDSC-IMB-510

JPMORGAN TRUST I

J.P. MORGAN FUNDS
JPMorgan Strategic Preservation Fund
(Class A Shares)

J.P. MORGAN TAX AWARE FUNDS
JPMorgan Tax Aware Real Return Fund
(Class A Shares)

J.P. MORGAN INTERNATIONAL FUNDS
JPMorgan International Currency Income Fund
(Class A Shares)

Supplement dated May 21, 2010 to the Prospectuses dated
February 28, 2010, as supplemented

Contingent Deferred Sales Charge (“CDSC”) Changes.    Effective for purchases beginning July 1, 2010, the CDSC schedule applicable to Class A Shares of the JPMorgan Strategic Preservation Fund, JPMorgan Tax Aware Real Return Fund and JPMorgan International Currency Income Fund will be reduced from 24 to 18 months and a shareholder will be charged the equivalent of 0.75% of the purchase price of the Fund if the shareholder redeems any or all of their shares during this period. The footnote marked with the double asterisk (**) under the table “Total Sales Charge for Fund(s)” in the section titled “How to Do Business with the Fund(s) — Sales Charges — Class A Shares” on page 18 of the Prospectus for the JPMorgan Strategic Preservation Fund, on page 23 of the Prospectus for the JPMorgan Tax Aware Real Return Fund and on page 15 of the Prospectus for the JPMorgan International Currency Income Fund is hereby replaced with the following:

**  If you purchase $1 million or more of Class A Shares of the Fund prior to 7/1/10 and were not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase or 0.35% if you redeem any or all of the Class A Shares of the Fund between 12 and 24 months after purchase. If you purchase $1 million or more of Class A Shares of the Fund on or after 7/1/10 and were not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 18 months after purchase. These charges apply to all your purchases, except for those purchases prior to 11/1/09 when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 0.75% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-CDSC-MULTI-510

JPMORGAN TRUST I

J.P. MORGAN INCOME FUNDS
JPMorgan Total Return Fund
JPMorgan Strategic Income Opportunities Fund
(Class A Shares)

J.P. MORGAN TAX AWARE FUNDS
JPMorgan Tax Aware High Income Fund
(Class A Shares)

Supplement dated May 21, 2010 to the Prospectuses dated
July 1, 2009, as supplemented

Contingent Deferred Sales Charge (“CDSC”) Changes.    Effective for purchases beginning July 1, 2010, the CDSC period applicable to Class A Shares of the JPMorgan Total Return Fund, JPMorgan Strategic Income Opportunities Fund and JPMorgan Tax Aware High Income Fund will be reduced from 24 to 18 months and a shareholder will be charged the equivalent of 0.75% of the purchase price of the Fund if the shareholder redeems any or all of their shares during this period. The footnote marked with the double asterisk (**) under the table “Total Sales Charge Fund” in the section titled “How to Do Business with the Fund — Sales Charges — Class A Shares” on page 14 of the Prospectus for the JPMorgan Total Return Fund, on page 16 of the Prospectus for the JPMorgan Strategic Income Opportunities Fund and on page 16 of the Prospectus for the JPMorgan Tax Aware High Income Fund is hereby replaced with the following:

**  If you purchase $1 million or more of Class A Shares of the Fund prior to 7/1/10 and were not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase or 0.35% if you redeem any or all of the Class A Shares of the Fund between 12 and 24 months after purchase. If you purchase $1 million or more of Class A Shares of the Fund on or after 7/1/10 and were not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 18 months after purchase. These charges apply to all your purchases, except for those purchases prior to 11/1/09 when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 0.75% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-CDSC-MULTI2-510

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMORGAN TRUST I

JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund
(Class A Shares)

JPMORGAN TRUST II

JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Arizona Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan Tax Free Bond Fund
(Class A Shares)

Supplement dated May 21, 2010 to the Prospectus dated
July 1, 2009, as supplemented

The following changes to the breakpoint schedule, finder’s fees and contingent deferred sales charges for certain J.P. Morgan Funds will be made effective for purchases on or after July 1, 2010:

•	The sales charge breakpoint schedule for purchases of Class A Shares of the JPMorgan Short-Intermediate Municipal Bond Fund will be changed such that on or after July 1, 2010, there will be no sales charge on purchases of $500,000 or more and a finder’s fee may be paid to the Financial Intermediary.

•	The Contingent Deferred Sales Charge (CDSC) period for Class A Shares of the Funds other than the JPMorgan Short-Intermediate Municipal Bond Fund will be reduced from 24 to 18 months and a shareholder will be charged the equivalent of 0.75% of the purchase price of the Fund if the shareholder redeems any or all of their shares during this period.

These changes are described below in more detail.

Sales Charge Breakpoint Changes — JPMorgan Short-Intermediate Municipal Bond Fund.    The tables labeled “Total Sales Charge for Funds” beginning on page 74 of the Class A Shares Prospectus in the section titled “How to Do Business with the Funds — Sales Charges — Class A Shares” show the sales charges that a shareholder will pay at different levels of investment (known as breakpoints) and the CDSC applicable to purchases of Class A Shares. Effective for purchases beginning July 1, 2010, the breakpoints for purchases of Class A Shares of the JPMorgan Short-Intermediate Municipal Bond Fund will change. The following table shows the amount of sales charge you will pay and the commissions that will be paid to Financial Intermediaries with respect to purchases of Class A Shares of the JPMorgan Short-Intermediate Municipal Bond Fund made on or after July 1, 2010:

TOTAL SALES CHARGE FOR FUND

Amount of Purchase	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Commission as a % of Offering Price
Less than $100,000	2.25	2.30	2.00
$100,000 – $249,999	1.75	1.78	1.50
$250,000 – $499,999	1.25	1.27	1.00
$500,000 or more*	None	None	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

SUP-CDSC-MUNIB-510

*	There are no front-end sales charges for investments of $500,000 or more in the Fund.

**	If you purchase $500,000 or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase. These charges apply to all your purchases. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $500,000 or more of Class A Shares. These commissions are paid at the rate of up to 0.50% of gross sales of $500,000 or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

The following table shows the amount of sales charge you will pay and the commissions that will be paid to Financial Intermediaries with respect to purchases of Class A Shares of the JPMorgan Short-Intermediate Municipal Bond Fund made prior to July 1, 2010:

TOTAL SALES CHARGE FOR FUND

Amount of Purchase	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Commission as a % of Offering Price
Less than $100,000	2.25	2.30	2.00
$100,000 – $249,999	1.75	1.78	1.50
$250,000 – $499,999	1.25	1.27	1.00
$500,000 – $999,999	1.00	1.01	0.85
$1,000,000 or more*	None	None	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1 million or more in the Fund.

**	If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A Shares of any of those Funds during the first 12 months after purchase. These charges apply to all your purchases, except for those purchases prior to 11/1/09 when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 0.50% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details

Letter of Intent Changes.    Effective July 1, 2010, the methodology for calculating the amount owed under a Letter of Intent that is not fulfilled by the end of the 13th month will be revised to reflect the changes to the sales charge schedule for JPMorgan Short-Intermediate Municipal Bond Fund. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, the shareholder must still pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid except, beginning July 1, 2010, the sales charge table for purchases on or after July 1, 2010 will apply in calculating the amount to be paid to the Distributor for purchases of the JPMorgan Short-Intermediate Municipal Bond Fund made prior to July 1, 2010 pursuant to a Letter of Intent.

CDSC Changes.    Effective for purchases beginning July 1, 2010, the CDSC schedule applicable to Class A Shares of the Funds other than the JPMorgan Short-Intermediate Municipal Bond Fund will change. The footnote marked with the double asterisk (**) under the table “Total Sales Charge for Funds” in the section entitled “How to Do Business with the Funds — Sales Charges — Class A Shares” on page 74 of the Prospectus for the Funds other than JPMorgan Short-Intermediate Municipal Bond Fund is hereby replaced with the following:

**  If you purchase $1 million or more of Class A Shares of the Funds other than the JPMorgan Short-Intermediate Municipal Bond Fund prior to 7/1/10 and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of any of those Funds during the first 12 months after purchase or 0.35% if you redeem any or all of the Class A Shares of any of those Funds between 12 and 24 months after purchase. If you purchase $1 million or more of Class A Shares of the Funds other than the JPMorgan Short-Intermediate Municipal Bond Fund on or after 7/1/10 and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of any of those Funds during the first 18 months after purchase. These charges apply to all your purchases, except for those purchases prior to 11/1/09 when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 0.75% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMORGAN TRUST I

JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond
New York Tax Free Bond Fund

JPMORGAN TRUST II

JPMorgan Arizona Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund

Supplement dated May 21, 2010 to the Statement of
Additional Information dated
July 1, 2009, as supplemented

The following information replaces the information under the section titled “FINANCIAL INTERMEDIARY — Finders’ Fee Commissions” beginning on page 44 of Part I to the Statement of Additional Information.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, and the J.P. Morgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of Class A Shares of the Short-Intermediate Municipal Bond Fund made prior to July 1, 2010, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $9,999,999*	0.50%
$10,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Short-Intermediate Municipal Bond Fund is less than $1,000,000, the Financial Intermediary will receive a finder’s fee equal to 0.50% of the sale of the Class A Shares of the Short-Intermediate Municipal Bond Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of Class A Shares of the Short-Intermediate Municipal Bond Fund made on or after July 1, 2010, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$500,000 – $9,999,999*	0.50%
$10,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $500,000 or more but the amount of the sale applicable to the Short-Intermediate Municipal Bond Fund is less than $500,000, the Financial

SUP-SAI-MUNIB-510

Intermediary will receive a finder’s fee equal to 0.50% of the sale of the Class A Shares of the Short-Intermediate Municipal Bond Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of the Funds (other than the Short-Intermediate Municipal Bond Fund) such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	0.75%
$4,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a Fund (other than the Short-Intermediate Municipal Bond Fund) is less than $1,000,000, the Financial Intermediary will receive a finder’s fee equal to 0.75% of the sale of the Class A Shares of the Fund (other than the Short-Intermediate Municipal Bond Fund). The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 0.75% of net sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 0.75% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

For a more complete discussion, see the “Cash Compensation to Financial Intermediaries” section in Part II of this SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE

J.P. MORGAN INCOME FUNDS

JPMORGAN TRUST I

JPMorgan Emerging Markets Debt Fund
JPMorgan Real Return Fund
(Class A Shares)

JPMORGAN TRUST II

JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
(formerly known as JPMorgan High Yield Bond Fund)
JPMorgan Limited Duration Bond Fund
(formerly known as JPMorgan Ultra Short Duration Bond Fund)
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Treasury & Agency Fund
(Class A Shares)

J.P. MORGAN MUTUAL FUND GROUP

JPMorgan Short Term Bond Fund II
(Class A Shares)

Supplement dated May 21, 2010 to the Prospectus dated
July 1, 2009, as supplemented

The following changes to the breakpoint schedule, finder’s fees and contingent deferred sales charges for certain J.P. Morgan Funds will be made effective for purchases on or after July 1, 2010:

•	The sales charge breakpoint schedule for purchases of Class A Shares of JPMorgan Short Duration Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Treasury & Agency Fund, and JPMorgan Short Term Bond Fund II will be changed such that on or after July 1, 2010, there will be no sales charge on purchases of $500,000 or more and a finder’s fee may be paid to the Financial Intermediary.

•	The Contingent Deferred Sales Charge (CDSC) period for Class A Shares of the Funds other than JPMorgan Short Duration Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Short Term Bond Fund II and JPMorgan Mortgage-Backed Securities Fund will be reduced from 24 to 18 months and a shareholder will be charged the equivalent of 0.75% of the purchase price of the Fund if the shareholder redeems any or all of their shares during this period.

These changes are described below in more detail.

Sales Charge Breakpoint Changes — JPMorgan Short Duration Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Treasury & Agency Fund and JPMorgan Short Term Bond Fund II. The tables labeled “Total Sales Charge for Funds” beginning on page 88 of the Class A Shares Prospectus in the section titled “How to Do Business with the Funds — Sales Charges — Class A Shares” show the sales charges that a shareholder will pay at different levels of investment (known as breakpoints) and the CDSC applicable to purchases of Class A Shares. Effective for purchases beginning July 1, 2010, the breakpoints for purchases of Class A Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Treasury & Agency Fund, and JPMorgan Short Term Bond Fund II will change. The following table shows the amount of sales charge you will pay

SUP-CDSC-INC-510

and the commissions that will be paid to Financial Intermediaries with respect to purchases of Class A Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Treasury & Agency Fund, and JPMorgan Short Term Bond Fund II made on or after July 1, 2010:

TOTAL SALES CHARGE FOR FUNDS

Amount of Purchase	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Commission as a % of Offering Price
Less than $100,000	2.25	2.30	2.00
$100,000 – $249,999	1.75	1.78	1.50
$250,000 – $499,999	1.25	1.27	1.00
$500,000 or more*	None	None	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $500,000 or more in a Fund.

**	If you purchase $500,000 or more of Class A Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Treasury & Agency Fund, or JPMorgan Short Term Bond Fund II and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A Shares of any of those Funds during the first 12 months after purchase. These charges apply to all your purchases. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $500,000 or more of Class A Shares. These commissions are paid at the rate of up to 0.50% of gross sales of $500,000 or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

The following table shows the amount of sales charge you will pay and the commissions that will be paid to Financial Intermediaries with respect to purchases of Class A Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Treasury & Agency Fund, and JPMorgan Short Term Bond Fund II made prior to July 1, 2010:

TOTAL SALES CHARGE FOR FUNDS

Amount of Purchase	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Commission as a % of Offering Price
Less than $100,000	2.25	2.30	2.00
$100,000 – $249,999	1.75	1.78	1.50
$250,000 – $499,999	1.25	1.27	1.00
$500,000 – $999,999	1.00	1.01	0.85
$1,000,000 or more*	None	None	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1 million or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Treasury & Agency Fund, or JPMorgan Short Term Bond Fund II and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A Shares of any of those Funds during the first 12 months after purchase. These charges apply to all your purchases, except for those purchases prior to 11/1/09 when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 0.50% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details

Letter of Intent Changes. Effective July 1, 2010, the methodology for calculating the amount owed under a Letter of Intent that is not fulfilled by the end of the 13th month will be revised to reflect the changes to the sales charge schedule for JPMorgan Short Duration Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Treasury &

Agency Fund, and JPMorgan Short Term Bond Fund II. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, the shareholder must still pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid except, beginning July 1, 2010, the sales charge table for purchases on or after July 1, 2010 will apply in calculating the amount to be paid to the Distributor for purchases of the Limited Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund, and Short Term Bond Fund II made prior to July 1, 2010 pursuant to a Letter of Intent.

CDSC Changes. Effective for purchases beginning July 1, 2010, the CDSC schedule applicable to Class A Shares of the JPMorgan Emerging Markets Debt Fund, JPMorgan Real Return Fund, JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Government Bond Fund, and JPMorgan High Yield Fund will change. The footnote marked with the double asterisk (**) under the table “Total Sales Charge for Funds” in the section entitled “How to Do Business with the Funds –   Sales Charges –   Class A Shares” on page 89 of the Prospectus for the JPMorgan Emerging Markets Debt Fund, JPMorgan Real Return Fund, JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, and JPMorgan Mortgage-Backed Securities Fund is hereby replaced with the following:

**  If you purchase $1 million or more of Class A Shares of the Funds (other than the JPMorgan Short Duration Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Mortgage-Backed Securities Fund, or JPMorgan Short Term Bond Fund II) prior to 7/1/10 and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of any of those Funds during the first 12 months after purchase or 0.35% if you redeem any or all of the Class A Shares of any of those Funds between 12 and 24 months after purchase. If you purchase $1 million or more of Class A Shares of the Funds (other than the JPMorgan Short Duration Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Mortgage-Backed Securities Fund, or JPMorgan Short Term Bond Fund II) on or after 7/1/10 and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of any of those Funds during the first 18 months after purchase. If you purchased $1 million or more of Class A Shares of JPMorgan Mortgage-Backed Securities Fund, you will be charged the equivalent of 0.50% if you redeem any or all of Class A Shares of the JPMorgan Mortgage-Backed Securities Fund during the first 12 months after purchase. These charges apply to all your purchases, except for those purchases prior to 11/1/09 when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 0.75% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN INCOME FUNDS

JPMORGAN TRUST I

JPMorgan Emerging Markets Debt Fund
JPMorgan Real Return Fund

JPMORGAN TRUST II

JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
(formerly known as JPMorgan High Yield Bond Fund)
JPMorgan Limited Duration Bond Fund
(formerly known as JPMorgan Ultra Short Duration Bond Fund)
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Treasury & Agency Fund

J.P. MORGAN MUTUAL FUND GROUP

JPMorgan Short Term Bond Fund II

Supplement dated May 21, 2010 to the Statement of
Additional Information dated
July 1, 2009, as supplemented

The following information replaces the section titled “FINANCIAL INTERMEDIARIES — Finder’s Fee Commissions” beginning on page 35 of Part I to the Statement of Additional Information:

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, and the J.P. Morgan Fixed Income Funds (collectively, “Qualifying Funds”) may receive finders’ fees.

With respect to sales of the Limited Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund, and Short Term Bond Fund II made prior to July 1, 2010 and sales of the Mortgage-Backed Securities Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $9,999,999*	0.50%
$10,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Limited Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund, Mortgage-Backed Securities Fund, or Short Term Bond Fund II is less than $1,000,000, the Financial Intermediary will receive a finder’s fee equal to 0.50% of the sale of the Class A Shares of the Limited Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund, Mortgage-Backed Securities

SUP-SAI-INC-510

Fund, or Short Term Bond Fund II. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of the Limited Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund, and Short Term Bond Fund II made on or after July 1, 2010, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$500,000 – $9,999,999*	0.50%
$10,000,000 or more	0.25%

•	If the total sale of Class A Shares of Qualifying Funds is $500,000 or more but the amount of the sale applicable to the Limited Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund, or Short Term Bond Fund II is less than $500,000, the Financial Intermediary will receive a finder’s fee equal to 0.50% of the sale of the Class A Shares of the Limited Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund, or Short Term Bond Fund II. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of the Income Funds (other than Limited Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund, Mortgage-Backed Securities Fund, and Short Term Bond Fund II), such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	0.75%
$4,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a Fund (other than the Limited Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund, Mortgage-Backed Securities Fund, and Short Term Bond Fund II) is less than $1,000,000, the Financial Intermediary will receive a finder’s fee equal to 0.75% of the sale of the Class A Shares of the Fund (other than the Limited Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund, Mortgage-Backed Securities Fund, and Short Term Bond Fund II). The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 0.75% of net sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 0.75% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE